Financial instruments - Schedule of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 51,428	$ 11,157	$ 66,427	$ 17,556
Restricted cash	0	26,132	$ 25,187
Trade receivables	160,217	41,292
Other current assets	6,361	1,035
Receivables from related parties	118	896
Other long-term assets	213	336
Financial assets at amortised cost	$ 218,337	$ 80,848